EARNINGS PER COMMON SHARE - DILUTED (Details) - CAD / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Weighted average number of common shares outstanding diluted
Weighted average common shares outstanding	1,628,000,000	917,000,000	1,404,000,000	897,000,000
Effect of dilutive options (in shares)	8,000,000	8,000,000	9,000,000	7,000,000
Diluted weighted average common shares outstanding	1,636,000,000	925,000,000	1,413,000,000	904,000,000
Stock options
Weighted average number of common shares outstanding diluted
Antidilutive securities excluded from the diluted earnings per common share calculation (in shares)	13,416,763	7,802,601	13,480,978	13,976,687
Weighted average exercise price of antidilutive securities (in Canadian dollars per share)	CAD 57.98	CAD 55.77	CAD 57.84	CAD 51.34